Appendix III: Debentures and Bonds - Debentures and Bonds Issued (Details) € in Millions, R$ in Millions	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	€ 31,095
Telefónica Emisiones, S.A.U. | Telefonica Emisiones EMTN Bond | 13 July 2040
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	100
Telefónica Emisiones, S.A.U. | Telefonica Emisiones EMTN Bond | 25 May 2031
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	€ 1,000
Telefónica Emisiones, S.A.U. | Telefonica Emisiones EMTN Bond | Fixed interest rate | 13 July 2040
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.864%	1.864%
Telefónica Emisiones, S.A.U. | Telefonica Emisiones EMTN Bond | Fixed interest rate | 25 May 2031
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	2.592%	2.592%
Telefónica Brasil, S.A. | Debentures | 12 July 2027
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	€ 359	R$ 2,000
Telefónica Brasil, S.A. | Debentures | 12 July 2025
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	€ 269	R$ 1,500
Telefónica Brasil, S.A. | Debentures | Fixed interest rate | 12 July 2027
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.35%	1.35%
Telefónica Brasil, S.A. | Debentures | Fixed interest rate | 12 July 2025
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.12%	1.12%